SHORT-TERM AND LONG-TERM INVESTMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
SHORT-TERM AND LONG-TERM INVESTMENTS [Abstract]
Available-for-sale Securities	$ 312,465	$ 285,928
Short-term bank deposits	$ 0	$ 37,680